Share capital (Details) - Common Shares [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Balance, beginning	$ 116,408	$ 127,990	$ 115,041
Balance at beginning (in shares)	34,137,665	40,088,915	33,832,784
Issuance of shares	$ 11,582		$ 30
Issuance of shares (in shares)	5,951,250		10,024
Exercise of options		$ 72	$ 667
Excercise of options (in shares)		18,000	252,700
Transfer from contributed surplus			$ 501
Issuance of shares note			$ 169
Issuance of share note (in shares)			42,157
Balance, ending	$ 127,990	$ 128,062	$ 116,408
Balance at ending (in shares)	40,088,915	40,106,915	34,137,665